Non-Current Liabilities - Employee Benefits	12 Months Ended
Dec. 31, 2025
Non-Current Liabilities - Employee Benefits [Abstract]
Non-current liabilities - employee benefits

Note 19. Non-current liabilities - employee benefits

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Employee benefits	234,133	200,604

The Company’s liabilities for severance pay retirement and pension pursuant to Israeli law and employment agreements are recognized by full - in part by managers’ insurance policies, for which the Company makes monthly payments and accrued amounts in severance pay funds and the rest by the liabilities which are included in the financial statements.

The amounts funded displayed above include amounts deposited in severance pay funds with the addition of accrued income. According to the Severance Pay Law, the aforementioned amounts may not be withdrawn or mortgaged as long as the employer’s obligations have not been fulfilled in compliance with Israeli law.

Statement of financial position amounts

The amounts recognized in the statement of financial position determined as follows:

	Consolidated
	2025	2024
	$	$

Present value of the defined benefit obligation	288,160	233,954
Fair value of defined benefit plan assets	(115,493)	(91,868)
	172,667	142,086

Other long-term obligations	61,466	58,518
Net liability in the statement of financial position	234,133	200,604

Movement in plan assets:

	Consolidated
	2025	2024
	$	$

Balance at the beginning of the year	91,868	82,176
Interest income	2,429	1,892
Contributions	7,237	6,756
Return on plan assets (excluding interest)	-	1,352
Foreign exchanges differences	13,959	(308)

Balance at the end of the year	115,493	91,868

Reconciliations

	Consolidated
	2025	2024
	$	$

Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	233,954	228,625
Interest cost	12,453	11,084
Current service cost	13,901	12,706
Actuarial loss/(gains) from financial assumptions	(7,240)	(17,032)
Foreign exchanges differences	35,092	(1,429)

Balance at the end of the year	288,160	233,954